UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

Tax-Free Bond Fund

Annual Report

8.31.08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

Municipal bonds weathered a difficult environment to post positive results for the year ended August 31, 2008. Mortgage-related losses led to credit rating downgrades for municipal bond insurers. The ensuing credit concerns, along with an exodus of non-traditional municipal investors such as hedge funds, led to a sell-off in the municipal market in early 2008. However, municipal bonds enjoyed a recovery during the last six months of the period.

“Municipal bonds weathered a
difficult environment to post
positive results for the year ended
August 31, 2008.”

Fund performance

For the year ended August 31, 2008, John Hancock Tax-Free Bond Fund’s Class A, Class B and Class C shares posted total returns of 3.25%, 2.47% and 2.47%, respectively, at net asset value. By comparison, Morningstar’s muni national long fund category produced an average return of 1.89%, while the Lehman Brothers Municipal Bond Index returned 4.48%.

The key behind the Fund’s outperformance of its Morningstar peer group average was its higher credit quality. With credit spreads — the difference between the yields of higher-and lower-quality bonds — widening significantly during the period, the portfolio’s emphasis on higher-quality securities enhanced results relative to its peer group. A steeper yield curve — which refers to a wider gap between short- and long-term municipal bond yields — also provided a lift to portfolio performance. Our notable exposure to the short-and intermediate-term segments of the municipal market, which typically outperform as the yield curve steepens, added value during the period.

Bonds that finance essential services such as water and sewer were among the better performers in the portfolio for the 12-month period, along with education and general obligation bonds. The weakest performers were tobacco bonds, which suffered the most from the hedge-fund selling.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Tax-Free Bond Fund | Annual report

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
										SEC
										30-day
										yield (%)
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-08

A	1-5-90	–1.41	3.43	3.39	—	–1.41	18.38	39.56	—	4.04

B	12-31-91	–2.46	3.27	3.25	—	–2.46	17.44	37.66	—	3.48

C	4-1-99	1.49	3.61	—	3.13	1.49	19.41	—	33.64	3.48

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.03%, Class B — 1.78%, Class C — 1.78%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | Tax-Free Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Tax-Free Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-98	$13,766	$13,766	$16,094

C2	4-1-99	13,364	13,364	15,662

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,045.50	$5.09

Class B	1,000.00	1,041.60	8.93

Class C	1,000.00	1,041.60	8.98

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,020.20	$5.03

Class B	1,000.00	1,016.40	8.82

Class C	1,000.00	1,016.30	8.87

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99%, 1.74%, and 1.75% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Foothill/Eastern Transportation Corridor Agency, 1-1-19, Zero	4.4%

Foothill/Eastern Transportation Corridor Agency, 1-1-16, 6.000%	4.2%

Puerto Rico, Commonwealth of, 7-1-11, 8.173%	3.6%

Madera, County of, 3-15-15, 6.500%	3.3%

Alabama Pub. Sch. & College Auth., 12-1-15, 7.855%	2.4%

San Bernardino, County of, 8-1-17, 5.500%	2.2%

South Dakota Educational Enhancement Funding Corp., 6-1-32, 6.500%	2.2%

San Joaquin Hills Transportation Corridor Agency, 1-15-17, Zero	2.2%

Massachusetts, Commonwealth of, 12-1-24, 5.500%	2.0%

Port Auth of New York & New Jersey, 10-1-19, 6.750%	2.0%

Sector distribution[1,2]

General Obligation Bonds	7%	Industrial development	3%

Revenue Bonds		Water & sewer	3%

Transportation	17%	Economic development	2%

Health	10%	Public facility	2%

Electric	7%	Special tax	2%

Tobacco	6%	Sales tax	1%

Education	4%	Correctional facilities	1%

Pollution	3%	Other	32%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Tax-Free Bond Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08

This schedule is divided into two main categories: tax-exempt long-term bonds and short-term investments. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 101.48%					$449,661,402

(Cost $424,253,351)

Alabama 2.44%					10,810,400

Alabama Pub. Sch. &
College Auth.
Rev, Drivers Ser. 2403 (M)(P)	7.855%	12-01-15	AA	$10,000	10,810,400

Arizona 2.01%					8,901,748

Arizona Health Facilities Auth,
Rev Ref Phoenix Memorial
Hosp (G)(H)	8.200	06-01-21	D	2,150	44,268

Navajo County Industrial
Development Auth,
Rev Stone Container Corp Proj (G)	7.200	06-01-27	B	1,000	903,120

Phoenix Civic Improvement Corp
District,
Rev Conc Cap Apprec Civic Plaza
Ser 2005B (Zero to 07-01-13 then
5.500%) (D)	Zero	07-01-28	AA	1,000	818,770

Agricultural Improvement & Power
District,
Rev Salt River Proj Ser 2008A	5.000	01-01-33	AA	7,000	7,135,590

California 23.11%					102,380,078

California State Kindergarten University,
GO Unltd	5.125	04-01-23	A+	1,400	1,430,954
GO Ref Daily Ser 2004A–4 (V)	2.139	05-01-34	AA	900	900,000

Foothill/Eastern Transportation
Corridor Agency,
Rev Toll Rd Cap Apprec
Sr Lien Ser 1995A	Zero	01-01-19	AAA	30,000	19,343,400
Rev Ref Toll Rd Cap Apprec	Zero	01-15-25	BBB–	5,000	1,751,050
Rev Toll Rd Sr Lien Ser 1995A	6.000	01-01-16	AAA	17,500	18,455,500

Madera, County of,
Rev Cert of Part Valley
Childrens Hosp (D)	6.500	03-15-15	AA	13,185	14,788,296

See notes to financial statements

12	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
California (continued)

Millbrae, City of,
Rev Magnolia of Millbrae Proj
Ser 1997A (G)	7.375%	09-01-27	BB	$1,750	$1,765,960

Sacramento City Financing Auth,
Rev Convention Ctr Hotel Sr
Ser 1999A (G)	6.250	01-01-30	AA	4,000	4,197,440

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Fin Proj	5.500	08-01-22	A+	2,500	2,713,225
Rev Ref Cert of Part Med Ctr
Fin Proj (D)	5.500	08-01-17	AA	9,130	9,958,182

San Diego Redevelopment Agency,
Rev Tax Alloc City Heights Proj
Ser 1999A (G)	5.750	09-01-23	BB	25	24,411

San Joaquin Hills Transportation
Corridor Agency,
Rev Toll Rd Conv Cap Apprec
Ser 1997A (Zero to 1-15-07,
then 5.650%)	5.650	01-15-17	BB–	10,000	9,717,600
Rev Toll Rd Jr Lien	Zero	01-01-10	AAA	6,250	6,055,938
Rev Toll Rd Sr Lien	Zero	01-01-17	AAA	4,900	3,536,232
Rev Toll Rd Sr Lien	Zero	01-01-20	AAA	2,000	1,212,860
Rev Toll Rd Sr Lien	Zero	01-01-14	AAA	5,000	4,174,150

Santa Ana Financing Auth,
Rev Lease Police Admin & Hldg
Facil Ser 1994A (D)	6.250	07-01-19	AA	2,000	2,354,880

Colorado 2.20%					9,761,038

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-34	BBB–	7,000	1,094,170
Rev Cap Apprec Ser B1 (D)	5.500	09-01-24	AA	2,000	2,008,060

Northwest Parkway Public
Highway Auth,
Rev 1st Tier Sub Ser 2001D (G)	7.125	06-15-41	AA	2,900	3,268,358

Public Auth for Colorado
Energy Nat Gas Rev	6.250	11-15-28	A	3,500	3,390,450

Delaware 0.71%					3,167,400

Charter MAC Equity Issuer Trust,
Preferred Tax Exemp Shares
Ser A–4-1 (S)	5.750	04-30-15	Aaa	3,000	3,167,400

Florida 5.34%					23,674,852

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,500	1,518,315
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,000	1,014,040

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln
Prog Ser 2001G (G)	9.125	10-01-11	BBB	900	940,815
Rev Student Hsg Cap Projs Ln
Prog Ser 2000A (G)	7.850	08-15-31	AA	3,500	3,955,980

See notes to financial statements

Annual report | Tax-Free Bond Fund	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Florida (continued)

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950%	10-01-33	AAA	$3,000	$3,735,840

Crossings at Fleming Island
Community Development,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,007,080

Florida Tpk. Auth.
Rev., Ref. Dept. Transn. Ser. A	5.000	07-01-25	AA–	1,000	1,036,120

Henando, County of,
Rev Criminal Justice Complex (D)(G)	7.650	07-01-16	A2	500	601,560

Orange County School Board,
Rev Ref Cert of Part Ser 1997A (D)	Zero	08-01-13	A1	5,000	4,194,050

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp
Ser 2001A (G)	6.950	05-01-33	AA	2,500	2,765,750

Orlando Utilities Commission,
Rev Ref Wtr & Elec Sys Sub
Ser 1989D	6.750	10-01-17	AA	2,200	2,570,942

Stoneybrook West Community
Development D,
Rev Spec Assessment Ser 2000A (G)	7.000	05-01-32	BBB	310	334,360

Georgia 5.45%					24,168,466

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,000	888,380

Georgia Municipal Electric Auth,
Rev Preref Ser 1993Z (D)	5.500	01-01-20	A+	150	167,303
Rev Preref Ser 1998Y (D)	6.500	01-01-17	AA	60	70,318
Rev Ref Pwr Ser 1993BB	5.700	01-01-19	A+	1,000	1,112,730
Rev Ref Pwr Ser 1993C (D)	5.700	01-01-19	A+	5,000	5,524,200
Refunded Ser. Y MBIA IBC BNY (D)	6.500	01-01-17	AA	145	170,123
Rev Ref Pwr Ser 1994EE (D)	7.250	01-01-24	AA	2,000	2,586,220
Rev Unref Bal Ser 1993Z (D)	5.500	01-01-20	A+	5,690	6,151,914
Rev Ref Pwr Ser 1998Y (D)	6.500	01-01-17	AA	4,635	5,335,858

Monroe County Development Auth,
Rev Ref Poll Control Oglethorpe
Pwr Corp Scherer Ser 1992A	6.800	01-01-12	A	1,000	1,104,670

Municipal Elec Auth,
Proj One Sub Ser A	5.250	01-01-21	A	1,000	1,056,750

Illinois 7.42%					32,869,026

Chicago Board of Education,
GO Unltd Cap App School
Reform Ser 1999A (D)	Zero	12-01-18	AA–	5,440	3,429,702
GO Unltd Cap App
City Colleges (D)	Zero	01-01-16	AA–	2,850	2,090,161

Chicago, City of,
GO Tax Alloc Jr Pilsen
Redev Ser 2004B (G)	6.750	06-01-22	BBB+	3,000	3,121,830

See notes to financial statements

14	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Illinois (continued)

Chicago Transit Authority Capital,
Rev Fed Transit Admin Sect 5307-A (D)	5.250%	06-01-26	AAA	$3,000	$3,142,050

Illinois Development
Finance Auth,
Rev Ref Commonwealth Edison
Co Proj (D)	5.850	01-15-14	AA	3,000	3,290,790

Illinois Municipal Electric Agy, Pwr Supp
Rev, Ser. A (D)	5.250	02-01-28	A+	3,000	3,012,030

Kane County Community School
District No 304,
GO Unltd Cap Apprec
Ser 2004A (D)	Zero	01-01-17	AA	4,705	3,230,500

Lake County Community Unit School
District No 24
GO Unltd Cap
Apprec Millburn (D)	Zero	01-01-22	A	2,440	1,214,388

Lake County Community Unit School
District No 95
GO Unltd Cap Apprec
Lake Zurich (D)	Zero	12-01-18	AA	3,000	1,859,430

Metropolitan Pier &
Exposition Auth,
Rev Cap Apprec McCormick
Proj Ser 1996A (D)	Zero	12-15-16	AA	2,050	1,453,737

Round Lake Beach, Village of,
Rev Spec Tax Lakewood Grove Spec
Serv Area No 1 (G)	6.700	03-01-33	AA	1,000	1,150,570

Will County Community Unit School
District No 365
GO Unltd Ref (D)	Zero	11-01-21	AAA	5,780	3,078,544
GO Cap Apprec Comp Int
Ser 1997B (D)	Zero	11-01-14	AAA	3,510	2,795,294

Kansas 0.23%					1,006,400

Burlington Environmental Auth,
Rev Ref Kansas City Power & Light (D)	5.375	09-01-35	A	1,000	1,006,400

Kentucky 1.50%					6,648,854

Kentucky Economic Development
Finance Auth
Arena Rev Louisville Arena (D)	6.000	12-01-33	AAA	1,000	1,019,110

Kentucky Economic Development
Finance Auth,
Rev Prefer Norton Healthcare
Ser 2000C (D)	6.100	10-01-21	AA	1,770	2,045,058
Rev Unref Bond Balance Norton
Ser 2000C (D)	6.100	10-01-21	AA	3,230	3,584,686

See notes to financial statements

Annual report | Tax-Free Bond Fund	15

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Louisiana 0.45%					$1,994,408

Jefferson Parish Home
Mortgage Auth,
Rev Ref Single Family Mtg
Ser 1999B	6.750%	06-01-30	Aaa	$520	526,058

Louisiana Local Government
Environmental,
Rev Westlake Chemical Corp	6.750	11-01-32	BB+	1,500	1,468,350

Maryland 0.93%					4,098,680

Municipal Mortgage & Equity, LLC,
Bond (S)	6.875	06-30-49	A3	4,000	4,098,680

Massachusetts 5.98%					26,507,322

Massachusetts Bay
Transportation Auth,
Rev Ref Cap Apprec Ser 2007A–2	Zero	07-01-26	AAA	13,595	5,365,675

Massachusetts, Commonwealth of,
GO Unltd Ref Ser 2004C (D)	5.500	12-01-24	AA	8,000	9,043,600

Massachusetts Health &
Educational Facilities Auth,
Rev Preref Partners Health Care
Ser 2001C	5.750	07-01-32	AAA	1,915	2,107,860
Rev Unref Partners Health Care
Ser 2001C	5.750	07-01-32	AA	85	86,379
Rev Spec Oblig Dedicated Tax (D)	5.500	01-01-27	A	5,000	5,423,300
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	3,500	4,405,240

Massachusetts Water Pollution
Abatement Trust,
Rev Unref Bal Ser 1994A	6.375	02-01-15	AAA	75	75,268

Michigan 0.74%					3,262,920

Detroit Michigan Water Supply System,
Rev Ref Second Lien Ser C RMKT (D)	5.750	07-01-27	AAA	3,000	3,262,920

Minnesota 0.47%					2,089,260

St. Cloud , City of,
Rev Ref St Cloud Hosp Oblig Group
Ser 2000A (D)	5.875	05-01-30	Aaa	2,000	2,089,260

Missouri 0.25%					1,087,124

Fenton, City of,
Rev Ref Tax Increment Imp Gravois
Bluffs (G)	7.000	10-01-21	AAA	955	1,087,124

Nebraska 0.31%					1,387,620

Omaha Public Power District,
Rev Ref Elec Imp Ser 1992B (G)	6.200	02-01-17	AA	1,200	1,387,620

Nevada 0.01%					25,101

Nevada, State of,
GO Ltd Unref Bal Ser 1992A	6.750	07-01-09	AA+	25	25,101

See notes to financial statements

16	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New Hampshire 0.74%					$3,292,187

New Hampshire Business Pollution
Control Auth,
Rev Ref Poll Control Pub Svc Co
Prg Ser C (D)	5.450%	05-01-21	AA	$2,000	1,999,100

New Hampshire Health & Education
Facilities Auth,
Rev Exeter Proj	6.000	10-01-24	A+	1,250	1,293,087

New Jersey 3.07%					13,605,565

New Jersey Economic
Development Auth,
Rev Ref Newark Airport
Marriot Hotel	7.000	10-01-14	Ba1	2,000	2,008,800

New Jersey Health Care Facilities
Financing Auth,
Rev Care Institute Inc Cherry
Hill Proj (G)	8.000	07-01-27	CCC	1,120	1,123,125

New Jersey Tobacco Settlement
Financing Corp,
Rev Preref Asset Backed Bond	6.750	06-01-39	AAA	5,000	5,867,800
Rev Preref Asset Backed Bond	6.250	06-01-43	AAA	4,000	4,605,840

New Mexico 0.45%					2,008,840

Farmington, City of,
Rev Ref Poll Control Tucson Elec
Pwr Co Ser 1997A	6.950	10-01-20	BB+	2,000	2,008,840

New York 8.69%					38,504,690

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250	03-01-15	BB+	2,000	2,019,360
Rev Ref Terminal One Group Assn Proj	5.500	01-01-24	BBB+	1,500	1,483,050

New York City Municipal Water
Finance Auth,
Rev Preref Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AAA	365	394,058
Ser. F Sub. Ser. F-2 (V)	2.200	06-15-35	AAA	200	200,000
Rev Unref Bal Wtr & Swr Sys
Ser 2000B	6.000	06-15-33	AAA	375	401,936

New York City Transitional
Finance Auth,
Rev Ref Future Tax Sec Ser 2002A
(Zero to 11-01-11 then
14.000%) (O)	Zero	11-01-29	AAA	5,000	4,479,950

New York State Dormitory Auth,
Rev Preref Ser 1990B	7.500	05-15-11	AA–	160	170,075
Rev Unref Bal Ser 1990B	7.500	05-15-11	AA–	145	162,027

New York State Dormitory Auth,
Rev City Univ Sys Consol 2nd
Generation Ser 1993A	5.750	07-01-09	AA–	515	530,054
Rev Ref State Univ Edl Facil
Ser 1993A	5.500	05-15-19	AA–	1,000	1,110,490

See notes to financial statements

Annual report | Tax-Free Bond Fund	17

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
New York (continued)

New York State Housing
Finance Agency,
Rev Ref State Univ Constr
Ser 1986A	8.000%	05-01-11	AAA	$1,380	$1,489,020

New York Thruway Auth
Second Gen Hwy & Brdg
Rev, Ser A (D)	5.000	04-01-26	AA	5,000	5,169,050

New York Urban Dev Corp
Rev, Ref Contract Ser. B	5.000	01-01-28	AA–	3,000	3,030,000

Port Authority of New York &
New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	8,700	8,701,566

Triborough Bridge & Tunnel Auth,
Rev Bond Ref Gen Purp	5.000	11-15-33	AA–	3,000	3,043,590
Rev Ser 2006A	5.000	11-15-22	AA–	3,545	3,724,944

Westchester Tobacco Asset
Securitization Corp,
Rev Asset Backed Bond. (Zero to
07-15-09, then 6.950%)	Zero	07-15-39	AAA	2,000	2,395,520

Ohio 4.18%					18,528,564

Buckeye Tobacco Settlement
Financing Auth,
Rev Asset Backed Sr Bond
Ser 2007A–2	5.875	06-01-30	BBB	2,000	1,732,080
Rev Asset Backed Sr Bond
Ser 2007A–2	5.125	06-01-24	BBB	5,825	5,320,730

Milford Exempt Village School
District,
GO Unltd (D)	5.500	12-01-30	Aaa	5,275	5,947,404

Ohio State Turnpike Commission,
Rev Ref Ser A (D)(P)	5.500	02-15-20	AA	5,000	5,528,350

Oklahoma 0.43%					1,891,040

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A	7.750	06-01-35	B–	2,000	1,891,040

Oregon 0.86%					3,818,592

Clackamas County School District No. 12,
GO Unltd Ser 2007B
(Zero to 6/15/11, then 5.000%) (D)	Zero	06-15-28	AAA	3,130	2,785,043

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,100	1,033,549

Pennsylvania 4.45%					19,704,855

Allegheny County Hospital
Development Auth,
Rev Ref Health Sys West PA
Ser 2007A	5.375	11-15-40	BB	3,500	2,442,895

Allegheny Country Industrial
Development Auth,
Rev Ref Environmental Imp	5.500	11-01-16	BB+	2,500	2,530,950

See notes to financial statements

18	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Pennsylvania (continued)

Allegheny County
Redevelopment Auth,
Rev Tax Alloc Pittsburgh Mills
Proj (G)	5.600%	07-01-23	BB+	$1,000	$960,020

Carbon County Industrial
Development Auth,
Rev Reg Resource Recovery
Panther Creek Parners Proj	6.700	05-01-12	BBB–	4,960	5,131,170

Pennsylvania State Turnpike
Commission,
Rev Ref Bond Ser 2005A (D)	5.250	07-15-30	AAA	5,000	5,387,350

Philadelphia Industrial
Development Auth,
Rev Commercial Dev Marriot
Hotel (G)	7.750	12-01-17	BB	3,250	3,252,470

Puerto Rico 9.62%					42,644,709

Puerto Rico, Commonwealth of,
Rev Inverse Floater (D)(M)(P)	7.720	07-01-11	AA	14,000	15,851,920
Pub Impt Ser A (D)(I)(P)	5.000	07-01-18	Aaa	12,655	13,429,233

Puerto Rico Aqueduct & Sewer Auth,
Rev Inverse Floater (Gtd) (D)(M)(P)	7.470	07-01-11	AAA	6,500	7,814,040
Rev Ref Pars & Inflos (Gtd) (D)	6.000	07-01-11	AAA	200	220,216

Puerto Rico Electric Power Auth,
Rev Ref Bond Ser 2007V (D)	5.250	07-01-26	AA	5,000	5,329,300

Rhode Island 0.23%					1,034,980

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope Bay
Village Ser 2002A (G)	6.875	05-01-22	BBB–	1,000	1,034,980

South Dakota 2.22%					9,826,600

South Dakota Educational
Enhancement Funding Corp,
Rev Tobacco Settlement Asset
Backed Bond Ser 2002B	6.500	06-01-32	BBB	10,000	9,826,600

Tennessee 1.03%					4,580,250

Tennessee Energy Acquisition Corp.
Gas Rev., Ser. A	5.250	09-01-26	AA–	5,000	4,580,250

Texas 3.20%					14,157,761

Bexar County Health Facilities
Development Corp,
Rev Ref Army Retirement
Residence Proj (G)	6.300	07-01-32	AA	1,000	1,139,030

Brazos River Authority,
Ref AMT TXU Elec Ser. A	8.250	10-01-30	CCC	2,000	2,004,960
Utilities Co Ser 1999A	7.700	04-01-33	CCC	1,500	1,389,900

Dallas/Fort Worth Texas
International Airport,
Rev Ref JT Subser A–1-RMK (D)	6.100	11-01-24	AA	1,600	1,605,008

Harris, County of,
GO Ltd Cap Apprec Ser 2002 (D)	Zero	08-15-19	AAA	3,000	1,819,200

See notes to financial statements

Annual report | Tax-Free Bond Fund	19

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value
Texas (continued)

Houston Independent School District,
Rev Cap Apprec Cesar E Chavez
Ser 1998A (D)	Zero	09-15-16	AA	$900	$639,558

North Texas Thruway Auth,
Rev Ref Sys First Tier Ser A	6.000%	01-01-25	A–	3,000	3,139,380

Tarrant County Cultural
Education Facilities,
Rev Ref Texas Health Resources
Ser 2007A	5.000	02-15-26	AA–	2,500	2,420,725

Utah 0.43%					1,890,521

Mountain Regional Water Special
Service District,
Rev Spec Assessment Spec Imp
Dist No. 2002-1 (G)	7.000	12-01-18	BBB+	860	861,058

Salt Lake City Hospital,
Rev Ref IHC Hosp Inc Ser 1998A	8.125	05-15-15	AAA	890	1,029,463

Washington 1.59%					7,040,461

Washington Tobacco
Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	4,045	4,034,766

Washington, State of,
GO Unltd Ser 1990A	6.750	02-01-15	AA+	1,000	1,143,970

Washington Public Power
Supply System,
Rev Ref Nuclear Proj No. 1
Ser 1989B	7.125	07-01-16	AA–	1,500	1,861,725

West Virginia 0.74%					3,291,090

West Virginia State Hospital Finance Auth,
Rev Preref Charleston Area Med Ctr	6.750	09-01-22	A2	2,400	2,632,872
Rev Unref Charleston Area Med Ctr	6.750	09-01-22	A2	600	658,218

				Par value
State, issuer, description				(000)	Value

Short-term investments 0.03%					$122,000

(Cost $122,000)

Joint Repurchase Agreement 0.03%					122,000

Joint Repurchase Agreement with Barclays PLC dated 8-29-08 at
2.02% to be repurchased at $122,027 on 9-2-08,
collateralized by $106,684 U.S. Treasury Inflation Indexed Note,
2.50%, due 7-15-16 (valued at $124,440, including interest).				$122	122,000

Total investments (Cost $424,375,351)† 101.51%					$449,783,402

Other assets and liabilities, net (1.51%)					($6,709,258)

Total net assets 100.00%					$443,074,144

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements

20	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service or Fitch where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investments

Ambac Financial Group, Inc.	3.88
Assured Guaranty Ltd.	0.93
Financial Guaranty Insurance Company	9.63
Financial Security Assurance, Inc.	7.90
Municipal Bond Insurance Association	18.65

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Security is part of an inverse floater trust.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation.The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.Rule 144A securities amounted to $7,266,080 or 1.64%of the net assets of the Fund as of August 31, 2008.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $422,487,809. Net unrealized appreciation aggregated $27,295,593, of which $32,662,606 related to appreciated investment securities and $5,367,013 related to depreciated investment securities.

See notes to financial statements

Annual report | Tax-Free Bond Fund	21

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $424,375,351)	$449,783,402
Receivable for shares sold	228,774
Interest receivable	5,325,887
Receivable from affiliates	44,015
Other assets	32,783

Total assets	455,414,861

Liabilities

Due to custodian	460,577
Interest expense and fees payable on inverse floaters	65,913
Payable for floating rate notes issued (Note 2)	9,740,000
Inverse floater bond swap at value	356,280
Payable for investments purchased	992,180
Payable for shares repurchased	164,149
Payable to affiliates
Management fees	198,838
Distribution and service fees	109,603
Other	107,467
Other payables and accrued expenses	145,710

Total liabilities	12,340,717

Net assets

Capital paid-in	434,329,011
Accumulated net realized loss on investments	(17,831,659)
Net unrealized appreciation of investments	25,349,214
Accumulated net investment income	1,227,578

Net assets	$443,074,144

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($416,736,263 ÷ 42,417,691 shares)	$9.82
Class B ($12,850,726 ÷ 1,308,029 shares)[1]	$9.82
Class C ($13,487,155 ÷ 1,372,800 shares)[1]	$9.82

Maximum offering price per share

Class A ($9.82 ÷ 95.5%)[2]	$10.28

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced

See notes to financial statements

22	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$25,096,583

Total investment income	25,096,583

Expenses

Investment management fees (Note 4)	2,455,139
Distribution and service fees (Note 4)	1,293,936
Transfer agent fees (Note 4)	367,638
Accounting and legal services fees (Note 4)	51,330
Interest expense and fees on inverse floaters	253,662
Custodian fees	101,300
Professional fees	54,333
Blue sky fees	51,332
Printing fees	34,770
Trustees’ fees	20,722
Miscellaneous	16,567

Total expenses	4,700,729
Less expense reductions (Note 4)	(7,468)

Net expenses	4,693,261

Net investment income	20,403,322

Realized and unrealized loss

Net realized loss on investments	(1,960,315)
Change in net unrealized appreciation (depreciation) of investments	(4,001,767)

Net realized and unrealized loss	(5,962,082)

Increase in net assets from operations	$14,441,240

See notes to financial statements

Annual report | Tax-Free Bond Fund	23

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-07	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$21,012,388	$20,403,322
Net realized loss	(660,264)	(1,960,315)
Change in net unrealized appreciation (depreciation)	(13,017,511)	(4,001,767)

Increase in net assets resulting from operations	7,334,613	14,441,240

Distributions to shareholders
From net investment income
Class A	(19,973,612)	(19,028,985)
Class B	(689,098)	(534,537)
Class C	(255,262)	(336,964)
	(20,917,972)	(19,900,486)
From Fund share transactions (Note 5)	(15,389,465)	(9,106,347)

Total decrease	(28,972,824)	(14,565,593)

Net assets

Beginning of year	486,612,561	457,639,737

End of year[1]	$457,639,737	$443,074,144

1 Includes accumulated net investment income of $1,109,271 and $1,227,578, respectively.

See notes to financial statements

24	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[2]	0.49	0.48	0.47	0.45	0.45
Net realized and unrealized gain
(loss) on investments	0.26	0.19	(0.18)	(0.29)	(0.13)
Total from investment operations	0.75	0.67	0.29	0.16	0.32
Less distributions
From net investment income	(0.49)	(0.48)	(0.46)	(0.45)	(0.45)
Net asset value, end of year	$10.22	$10.41	$10.24	$9.95	$9.82
Total return (%)[3]	7.70[4]	6.72	2.87[4]	1.55[4]	3.25[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$492	$487	$459	$434	$417
Ratios (as a percentage of average net assets):
Expenses excluding interest and fees	0.97	0.99	0.96	0.95	0.96
Interest and fees[5]	—	—	—	0.08	0.06
Expenses net of all fee waivers	0.96	0.99	0.96	1.03	1.02
Expenses net of all fee waivers
and credits	0.96	0.99	0.96	1.03	1.02
Net investment income	4.87	4.71	4.54	4.45	4.53
Portfolio turnover (%)	49	32	54	40	36

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | Tax-Free Bond Fund	25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[2]	0.42	0.41	0.39	0.38	0.38
Net realized and unrealized gain
(loss) on investments	0.26	0.18	(0.18)	(0.30)	(0.14)
Total from investment operations	0.68	0.59	0.21	0.08	0.24
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.37)	(0.37)
Net asset value, end of year	$10.22	$10.41	$10.24	$9.95	$9.82
Total return (%)[3]	6.89[4]	5.93	2.10[4]	0.80[4]	2.47[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$39	$32	$21	$16	$13
Ratios (as a percentage of average net assets):
Expenses excluding interest and fees	1.73	1.74	1.71	1.70	1.71
Interest and fees[5]	—	—	—	0.08	0.06
Expenses net of all fee waivers	1.72	1.74	1.71	1.78	1.77
Expenses net of all fee waivers
and credits	1.72	1.74	1.71	1.78	1.77
Net investment income	4.11	3.96	3.79	3.69	3.77
Portfolio turnover (%)	49	32	54	40	36

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

26	Tax-Free Bond Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$9.96	$10.22	$10.41	$10.24	$9.95
Net investment income[2]	0.42	0.41	0.39	0.37	0.38
Net realized and unrealized gain
(loss) on investments	0.26	0.18	(0.18)	(0.29)	(0.14)
Total from investment operations	0.68	0.59	0.21	0.08	0.24
Less distributions
From net investment income	(0.42)	(0.40)	(0.38)	(0.37)	(0.37)
Net asset value, end of year	$10.22	$10.41	$10.24	$9.95	$9.82
Total return (%)[3]	6.89[4]	5.93	2.10[4]	0.80[4]	2.47[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$7	$7	$7	$13
Ratios (as a percentage of average net assets):
Expenses excluding interest and fees	1.72	1.74	1.71	1.70	1.71
Interest and fees[5]	—	—	—	0.08	0.06
Expenses net of all fee waivers	1.71	1.74	1.71	1.78	1.77
Expenses net of all fee waivers
and credits	1.71	1.74	1.71	1.78	1.77
Net investment income	4.11	3.96	3.79	3.70	3.78
Portfolio turnover (%)	49	32	54	40	36

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | Tax-Free Bond Fund	27

Notes to financial statements

Note 1
Organization

John Hancock Tax-Free Bond Fund (the Fund) is a diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to provide as high a level of interest income exempt from federal income taxes as is consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

28	Tax-Free Bond Fund | Annual report

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/ or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Annual report | Tax-Free Bond Fund	29

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the year ended August 31, 2008 was approximately$9,740,000 with a weighted average interest rate of 2.60%.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $14,735,589 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2011 — $7,431,104, August 31, 2012 — $6,837,618, August 31, 2015 — $257,214 and August 31, 2016 —$209,653. Net capital losses of $2,084,270 are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of July 31, 2008, management does not believe the adoption

30	Tax-Free Bond Fund | Annual report

of FAS 157 will have a material impact on the amounts reported in the financial statements.

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $14,449 and tax exempt income $20,903,523. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $180,250, tax exempt income $19,720,236. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of August 31, 2008, the components of distributable earnings on a tax basis included $1,363,026 of undistributed exempt income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities and partnerships.

Note 3
Risks and uncertainties

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondholders which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Annual report | Tax-Free Bond Fund	31

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.55% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.50% of the next $500,000,000 and (c) 0.45% of the Fund’s average daily net assets in excess of $1,000,000,000 The effective rate for the year ended August 31, 2008 is 0.55% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $438.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2008, JH Funds received net up-front sales charges of $298,061 with regard to sales of Class A shares. Of this amount, $38,407 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $206,790 was paid as sales commissions to unrelated broker-dealers and $52,864 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended August 31, 2008, CDSCs received by JH Funds amounted to $16,486 for Class B shares and $1,702 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For the period from September 1, 2007 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. Effective June 1, 2008, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A, Class B and Class C shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended August 31, 2008, the Fund’s transfer agent

32	Tax-Free Bond Fund | Annual report

fees and out-of-pocket expenses were reduced by $7,030 for transfer agent credits earned.

Class level expenses for the period ended August 31, 2008 were as follows:

Distribution and
Share class	service fees

Class A	$1,060,645
Class B	143,337
Class C	89,954
Total	$1,293,936

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $51,330 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2007, and August 31, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Period ended 8-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	2,034,449	$20,755,106	2,871,529	$28,467,107
Distributions reinvested	1,429,483	14,585,320	1,419,271	14,057,101
Repurchased	(4,598,208)	(46,872,840)	(5,517,877)	(54,881,160)
Net decrease	(1,134,276)	($11,532,414)	(1,227,077)	($12,356,952)

Class B shares

Sold	91,785	$938,458	169,785	$1,690,375
Distributions reinvested	42,045	429,254	34,446	341,308
Repurchased	(585,219)	(5,971,686)	(500,005)	(4,984,103)
Net decrease	(451,389)	($4,603,974)	(295,774)	($2,952,420)

Class C shares

Sold	200,261	$2,026,548	733,348	$7,224,800
Distributions reinvested	15,230	155,331	22,661	224,610
Repurchased	(140,322)	(1,434,956)	(126,097)	(1,246,385)
Net increase	75,169	$746,923	629,912	$6,203,025

Net decrease	(1,510,496)	($15,389,465)	(892,939)	($9,106,347)

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $57,450,000 and $61,565,000, respectively, during the year ended August 31, 2008, aggregated $160,847,125 and $172,058,576, respectively. Short-term securities are excluded from these amounts.

Annual report | Tax-Free Bond Fund	33

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Tax-Free Bond Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the Fund) at August 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2008

34	Tax-Free Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2008.

None of the 2008 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 99.14% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 7.96%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | Tax-Free Bond Fund	35

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Tax-Free Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvi-sory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

36	Tax-Free Bond Fund | Annual report

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that, for the 1- and 10-year periods under review, the Fund’s performance was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index. The Board also noted that the Fund’s performance for the 3- and 5-year periods was generally in line with its benchmark index. The Board also noted that the Fund’s performance for the 1- and 10-year periods was generally in line with the performance of the Peer Group and Category medians. The Board viewed favorably that the Fund’s performance during the 3- and 5-year periods under review was higher than the performance of the Peer Group and Category medians.

Investment advisory fee and subadvisory
fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio was not appreciably higher than the Category median and was lower than the Peer Group median. The Board also noted that the Fund’s Net Expense Ratio was higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall performance and expenses supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Annual report | Tax-Free Bond Fund	37

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profit-ability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

38	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007),
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1994	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | Tax-Free Bond Fund	39

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution) (until
2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse (consulting) (since
2000); Director, CIIT Center for Health Science Research (nonprofit research) (until 2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and
the Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1994	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

40	Tax-Free Bond Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Annual report | Tax-Free Bond Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the Board of
Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.
[1] Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2] Member of Audit and Compliance Committee.
[3] Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.
4 Mr. Martin was appointed by the Board as a Trustee on September 8, 2008 and Ms. Jackson was appointed effective
October 1, 2008.

42	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky
*Members of the Audit Committee	Custodian
†Non-Independent Trustee	The Bank of New York Mellon

Officers	Transfer agent
Keith F. Hartstein	John Hancock Signature Services, Inc.
President and Chief Executive Officer
Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Independent registered
Francis V. Knox, Jr.	public accounting firm
Chief Compliance Officer	PricewaterhouseCoopers LLP

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Tax-Free Bond Fund	43

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.	5200A 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

High-yield municipal bonds declined for the year ended August 31, 2008. Mortgage-related losses led to credit rating downgrades for municipal bond insurers. The ensuing credit concerns, along with an exodus of non-traditional municipal investors, such as hedge funds, led to a sell-off in the municipal market in early 2008, with lower-quality, high-yield municipal bonds suffering the largest losses. From a credit quality perspective, evidence of fiscal stress appeared as the U.S. economic slowdown put pressure on state and local budgets, but no major credit problems have emerged, thanks in large part to ample government reserve funds.

“High-yield municipal bonds
declined for the year ended
August 31, 2008.”

Fund performance

For the year ended August 31, 2008, John Hancock High Yield Municipal Bond Fund’s Class A, Class B and Class C shares posted total returns of 0.81%, 0.06% and 0.06%, respectively, at net asset value. By comparison, Morningstar’s high yield muni fund category produced an average return of –3.22%, while the Lehman Brothers Municipal Bond Index returned 4.48%.

The Fund was one of the top performers in its Morningstar peer group for the 12-month period, primarily because of its higher credit quality. With credit spreads — the difference between the yields of higher- and lower-quality bonds — widening significantly during the period, the portfolio’s emphasis on higher-quality securities enhanced results relative to its peer group. A favorable byproduct of holding higher-quality bonds was the high degree of liquidity in the portfolio. Owning bonds that are relatively easy to buy and sell proved valuable during the market sell-off in early 2008, when illiquidity in the high-yield municipal market led to more volatile price swings.

A steeper yield curve, which refers to a wider gap between short- and long-term municipal bond yields also provided a lift to portfolio performance. Our notable exposure to the short- and intermediate-term segments of the municipal market, which typically outperform as the yield curve steepens, added value during the period.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	High Yield Municipal Bond Fund | Annual report

A look at performance

For the periods ended August 31, 2008

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
										SEC 30-day
										yield (%)
	Inception				Since				Since	as of
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	8-31-08

A	12-31-93	–3.70	3.80	3.21	—	–3.70	20.50	37.11	—	4.02

B	8-25-86	–4.74	3.64	3.07	—	–4.74	19.56	35.31	—	3.36

C	4-1-99	–0.90	3.97	—	2.98	–0.90	21.50	—	31.83	3.36

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.33%, Class B — 2.08%, Class C — 2.08%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Annual report | High Yield Municipal Bond Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in High Yield Municipal Bond Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Lehman Brothers Municipal Bond Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B2	8-31-98	$13,531	$13,531	$16,094

C2	4-1-99	13,183	13,183	15,662

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of August 31, 2008. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Lehman Brothers Municipal Bond Index is an unmanaged index that includes municipal bonds and is commonly used as a measure of bond performance.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on March 1, 2008 with the same investment held until August 31, 2008.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,008.10	$6.06

Class B	1,000.00	1,000.60	9.76

Class C	1,000.00	1,000.60	9.86

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at August 31, 2008, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on March 1, 2008, with the same investment held until August 31, 2008. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 3-1-08	on 8-31-08	period ended 8-31-08[1]

Class A	$1,000.00	$1,019.10	$6.09

Class B	1,000.00	1,015.40	9.83

Class C	1,000.00	1,015.30	9.93

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.20%, 1.94% and 1.96% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Atlanta, City of, Rev. Wtr. & Waste Wtr., 11-01-19, 5.000%	8.4%

Foothill/Eastern Corridor Agency, 1-1-18, Zero	4.4%

Puerto Rico Commonwealth Pub. Impt. Ser A, 7-1-18, 5.000%	3.0%

Buckeye Tob. Settlement Financing Auth., 6-1-30, 5.875%	2.8%

Massachusetts Health & Educational Facilities Auth., 12-15-31, 9.200%	2.5%

San Bernardino, County of, 8-1-17, 5.500%	2.2%

Public Auth. for Colorado Energy, 11-15-28, 6.250%	1.9%

E–470 Public Highway Auth., 9-1-35, Zero	1.8%

Capital Projects Finance Auth. Student Hsg., 8-15-31, 7.850%	1.8%

Gulf Coast Industrial Development Auth., 4-1-28, 8.000%	1.8%

Sector distribution[1,2]

General obligation bonds	7%	Industrial development	3%

Revenue bonds		Housing	3%

Other revenue	43%	Public facility	3%

Health	12%	Electric	2%

Transportation	11%	Tobacco	2%

Pollution	6%	Economic development	2%

Special tax	5%	Other	1%

Quality distribution[1]

AAA	16%	BB	9%

AA	9%	B	2%

A	20%	CCC	1%

BBB	41%	Other	2%

1 As a percentage of net assets on August 31, 2008.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | High Yield Municipal Bond Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 8-31-08

This schedule is divided into two main categories: tax-exempt long-term bonds and cash equivalents. Tax-exempt long-term bonds are broken down by state or territory. Under each state or territory is a list of securities owned by the Fund. Cash equivalents, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Tax-exempt long-term bonds 102.29%					$127,498,853

(Cost $125,977,894)

California 11.84%					14,756,961

California, State of,
GO Unltd (V)	2.139%	07-01-23	AA+	$1,200	1,200,000
GO Unltd Ref Daily Kindergarten Univ
Ser A–2004A–4 (V)	2.139	05-01-34	AA	1,500	1,500,000

California Statewide Communities
Development Auth, Rev
Thomas Jefferson Sch Law Ser A	7.250	10-01-38	BB+	1,000	969,050

Foothill/Eastern Transportation
Corridor Agency,
Rev Ref Toll Rd Cap Apprec	Zero	01-15-36	BBB–	4,000	651,440
Rev Toll Rd Cap Apprec Sr Lien
Ser 1995A	Zero	01-01-18	AAA	7,950	5,432,076

Golden State Tobacco
Securitization Corp.,
Rev Asset Backed Sr Bond Ser 2007A–1	4.500	06-01-27	BBB	1,420	1,268,500

Millbrae, City of,
Rev Magnolia of Millbrae Proj Ser
1997A (G)	7.375	09-01-27	BB	1,000	1,009,120

San Bernardino, County of,
Rev Ref Cert of Part Med Ctr
Finance Proj (D)	5.500	08-01-17	AA	2,500	2,726,775

Colorado 4.50%					5,614,409

Colorado Health Facilities Auth,
Rev Ref Christian Living Cmnty Proj
Ser 2006A (G)	5.750	01-01-26	BB+	1,000	918,200

E-470 Public Highway Auth,
Rev Cap Apprec Sr Ser 2000B	Zero	09-01-35	BBB–	15,700	2,274,459

Public Auth for Colorado Energy
Natural Gas
Rev	6.250	11-15-28	A	2,500	2,421,750

Connecticut 1.17%					1,453,335

Connecticut Dev. Auth. Pollution Control
Rev
Ref Lt & Pwr Ser. B	5.950	09-01-28	BBB–	1,500	1,453,335

See notes to financial statements

12	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Delaware 0.85%					$1,057,840

Charter MAC Equity Issuer Trust,
Bond (S)	6.000%	04-30-19	Aaa	$1,000	1,057,840

Florida 19.48%					24,284,246

Bonnet Creek Resort Community
Development District,
Rev Spec Assessment (G)	7.250	05-01-18	BB+	1,445	1,465,288
Rev Spec Assessment (G)	7.375	05-01-34	BB+	1,055	1,067,882

Capital Projects Finance Auth,
Rev Student Hsg Cap Projs Ln Prog
Ser 2001G (G)	9.125	10-01-11	BBB	1,280	1,338,048
Rev Student Hsg Cap Projs Ln Prog
Ser 2000A (G)	7.850	08-15-31	AA	2,000	2,260,560

Capital Trust Agency,
Rev Seminole Tribe Convention
Ser 2003A	8.950	10-01-33	AAA	1,000	1,245,280

Crossings at Fleming Island
Community Development District,
Rev Ref Spec Assessment
Ser 2000C (G)	7.100	05-01-30	BBB–	1,000	1,007,080

Heritage Harbor North
Community Development,
Rev Spec Assessment Cap Imp (G)	6.375	05-01-38	BB+	1,250	1,100,787

Main Street Community
Development District,
Rev Bond Ser 2008A (G)	6.800	05-01-38	BB	1,000	937,240

Miami Beach Health Facilities Auth,
Rev Ref Hosp Mt Sinai Medical Ctr Ser
2001A	6.125	11-15-11	BB+	755	767,910

Miami-Dade Cnty. Aviation Rev AMT
Miami Intl. Ser A (D)	5.000	10-01-38	A–	2,000	1,737,780

Orange County Health Facilities Auth,
Rev
Hosp. Orlando Healthcare Ser. C	5.250	10-01-35	A	1,950	1,857,921

Orlando Urban Community
Development District,
Rev Spec Assessment Cap Imp. (G)	6.000	05-01-20	BB+	645	599,302
Rev Spec Assessment Cap Imp (G)	6.250	05-01-34	BB+	1,000	895,810

Pensacola Airport,
Rev AMT	6.000	10-01-28	BBB+	2,000	1,983,740

Poinciana Community
Development District,
Rev Spec Assessment Ser 2000A (G)	7.125	05-01-31	BB+	400	401,780
Rev Spec Assessment (G)	6.000	05-01-37	BB+	1,000	848,790

Seminole Tribe,
Rev Spec Oblig Ser 2007A (S)	5.250	10-01-27	BBB	1,000	894,690

South Kendall Community
Development District,
Rev Spec Assessment Ser 2000A (G)	5.900	05-01-35	BBB–	960	926,198

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	13

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Florida (continued)

Tolomato Community Development
District,
Rev Spec Assessment (G)	6.450%	05-01-23	BB+	$1,000	$976,750
Rev Spec Assessment (G)	6.650	05-01-40	BB+	1,000	967,870

Village Community Dev
Spl Assmt Rev (G)	6.375	05-01-38	BB	1,000	1,003,540

Georgia 13.07%					16,293,815

Atlanta, City of,
Rev Tax Alloc Eastside Proj
Ser 2005B (G)	5.600	01-01-30	BB+	1,500	1,332,570

Atlanta, City of,
Rev Wtr & Waste Wtr (D)(I)(P)	5.000	11-01-19	AAA	10,000	10,472,000

Burke County Dev Auth Pollution Ctl Rev
Oglethorpe Power Ser B	5.500	01-01-33	A	1,000	1,005,720

Marietta Development Auth Rev Ref
Life Univ	7.000	06-15-30	Ba3	1,500	1,489,845

Putnam County Development
Auth Pollution Control,
Rev GA Pwr Co 1st Ser	5.100	06-01-23	A	2,000	1,993,680

Illinois 4.05%					5,052,930

Chicago, City of,
GO Tax Alloc Jr Pilsen Redev
Ser 2004B (G)	6.750	06-01-22	BBB+	2,000	2,081,220

Illinois Development Finance
Auth Pollution Ctl Rev Ref Ser C1	5.950	08-15-26	Ba1	1,000	963,690

Illinois Muni. Elec Agency Pwr Rev Ser A (D)
	5.2500	2-01-28	A+	2,000	2,008,020
Indiana 0.50%					625,084

St. Joseph, County of,
Rev Econ Dev Holy Cross Village Notre
Dame Proj Ser 2006A (G)	6.000	05-15-26	BB+	230	211,858
Rev Econ Dev Holy Cross Village Notre
Dame Proj Ser 2006A (G)	6.000	05-15-38	BB+	475	413,226

Iowa 0.96%					1,194,937

Altoona Urban Renewal Rev Ann
Appropriation	6.000	06-01-34	BBB+	1,000	973,070

Iowa Finance Auth, Rev Ref Hlth Care
Facil Care Initiatives Proj	9.250	07-01-25	AAA	185	221,867

Kansas 1.21%					1,509,600

Burlington Environmental Improvement,
Rev Ref KC Pwr & Lt Ser 2007B (D)	5.375	09-01-35	A	1,500	1,509,600

Louisiana 0.78%					978,900

Louisiana Local Government
Environmental Facilities Community
Development Auth, Rev Bond	6.750	11-01-32	BB+	1,000	978,900

See notes to financial statements

14	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Maryland 2.10%					$2,621,010

Baltimore, City of,
Rev Spec Oblig Ser 2008A (G)	7.000%	09-01-38	BB+	$1,000	966,030

Prince Georges, County of,
Spec Oblig National Harbor Proj (G)	5.200	07-01-34	BBB	1,000	850,340

Prince Georges, County of,
Rev Spec Tax Dist Victoria Falls Proj (G)	5.250	07-01-35	BB+	1,000	804,640

Massachusetts 6.40%					7,971,598

Rev Resource Recovery Ogden
Haverhill Proj
Ser 1998B	5.500	12-01-19	BBB	1,700	1,637,848

Massachusetts Development
Finance Agency,
Rev Linden Ponds Facil Ser 2007A (G)	5.750	11-15-42	BB+	1,500	1,272,660

Massachusetts Health &
Educational Facilities Auth,
Rev Caregroup Ser 2008R-1 (M)(P)	5.125	07-01-33	BBB+	1,000	925,890
Rev Civic Investments Inc
Ser 2002B (G)	9.200	12-15-31	AA	2,500	3,146,600
Rev Jordan Hosp Ser 2003E	6.750	10-01-33	BB–	1,000	988,600

Michigan 0.97%					1,208,921

Michigan State Strategic Oblig Rev AMT
Ref Detroit Edison Co Ser C (D)	5.450	12-15-32	BBB–	1,380	1,208,921

Minnesota 0.76%					948,830

North Oaks Senior Housing,
Rev Presbyterian Homes (G)	6.000	10-01-27	BB–	1,000	948,830

Nevada 0.77%					962,950

Sparks Tourism Improvement Rev
Sr Sales Tax Ser A	6.750	06-15-28	BA2	1,000	962,950

New Hampshire 1.32%					1,643,700

New Hampshire State Business &
Finance Auth, Rev Solid Waste
Mgmt, Inc. Proj	5.200	05-01-27	BBB	2,000	1,643,700

New Jersey 2.74%					3,420,728

New Jersey Health Care
Facilities Financing Auth,
Rev Care Institute Inc Cherry Hill
Proj (G)	8.000	07-01-27	CCC	1,250	1,253,488
Rev Ref St Peters Univ Hosp Ser 2000A	6.875	07-01-30	BBB–	1,000	1,015,780

New Jersey Tobacco Settlement
Financing Corp,
Rev Asset Backed Bond	6.250	06-01-43	AAA	1,000	1,151,460

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	15

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

New York 2.09%					$2,609,620

New York City Industrial
Development Agency,
Rev Liberty 7 World Trade Ctr
Ser 2005A (G)	6.250%	03-01-15	BB+	$1,500	1,514,520

New York City Municipal Water
Financing Auth Water & Sewer
Sys. Rev., Ser C (V)	1.24	06-15-33	AAA	100	100,000
Ser F Sub Ser F-2 (V)	2.20	06-15-35	AAA	440	440,000

Port Auth of New York & New Jersey,
Rev Ref Spec Proj KIAC Partners
Ser 4 (G)	6.750	10-01-19	BBB–	555	555,100

North Carolina 0.78%					970,740

North Carolina Eastern Municipal
Power Agency,
Rev Ref Bond Ser 20008A	5.000	01-01-24	BBB	1,000	970,740

Ohio 4.61%					5,751,735

Buckeye Tobacco Settlement
Financing Auth,
Rev Asset Backed Sr Bond Ser 2007A–2	5.125	06-01-24	BBB	1,430	1,306,205
Sr Turbo Ser A–2	5.875	06-01-30	BBB	4,000	3,464,160

Hickory Chase Community Auth,
Rev Infrastructure Impt Proj (G)	7.000	12-01-38	BB	1,000	981,370

Oklahoma 0.76%					945,520

Tulsa Municipal Airport Trust,
Rev Ref Ser 2000A	7.750	06-01-35	B–	1,000	945,520

Oregon 1.20%					1,490,092

Western Generation Agency,
Rev Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-16	BBB–	500	451,845

Western Generation Agency
Wauna Cogeneration Proj
Ser 2006B (G)	5.000	01-01-14	BBB–	1,105	1,038,247

Pennsylvania 1.84%					2,289,035

Allegheny County Hospital
Development Auth,
Rev West Penn Hlth Sys Ser 2007A	5.375	11-15-40	BB	1,000	697,970

Pennsylvania Turnpike Commission,
Rev Sub Ser. B–1	5.250	06-01-36	A–	1,590	1,591,065

Puerto Rico 5.67%					7,065,750

Puerto Rico Commonwealth
Pub Impt Ser A (D)(I)(P)	5.000	07-01-18	Aaa	3,345	3,717,800

Puerto Rico Commonwealth
Aqueduct & Sewer Auth,
Rev Sr Lien Ser 2008A	Zero	07-01-24	BBB–	1,500	1,326,660

Puerto Rico, Commonwealth of,
Ref GO Unltd Pub impt Ser 2008A	5.500	07-01-32	BBB–	1,000	1,012,810

Puerto Rico Housing Finance Auth Rev,
Vivienda Modernization	4.750	10-01-11	BBB	1,000	1,008,480

See notes to financial statements

16	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
State, issuer, description	rate	date	rating (A)	(000)	Value

Rhode Island 0.29%					$357,068

Tiverton, Town of,
Rev Spec Oblig Tax Mount Hope
Bay Village Ser 2002A (G)	6.875%	05-01-22	BBB–	$345	357,068

South Carolina 1.45%					1,803,930

Lancaster, County of,
Rev Assessment Edenmoor Imp Dist
Ser 2006A (G)	5.750	12-01-37	BB	1,000	818,730

Piedmont Muni. Power Agy. Elec.
Rev., Ser. A–2	5.000	01-01-24	BBB	1,000	985,200

Tennessee 0.96%					1,194,000

Johnson City Health &
Educational Facilities Board,
Rev Ref Hosp 1st Mtg Mtn States Hlth
Ser 2000A	7.500	07-01-33	BBB+	1,000	1,194,000

Texas 7.77%					9,682,420

Bexar County Health Facilities
Development Corp., Rev Ref Army
Retirement Residence Proj (G)	6.300	07-01-32	AA	150	170,855

Brazos Harbour Industrial
Development Corp., Rev Ref Dow
ChemEnvironmental Facs Proj	5.900	05-01-38	A–	2,000	1,873,940
Rev Ref Poll Control Texas Utilities Co.
Ser 1999A	7.700	04-01-33	CCC	1,000	926,600

Gulf Coast Industrial Development Auth,
Rev Solid Waste Disposal Citgo
Petroleum Proj	8.000	04-01-28	Baa3	2,100	2,210,145

Lower Colorado River Auth,
Rev Ref Bond (M)(P)	5.750	05-15-37	A	1,000	1,030,160

Metro Health Facilities
Development Corp,
Rev Wilson N Jones Mem Hosp Proj	7.250	01-01-31	Ba3	1,000	1,011,770

North Texas Twy Auth Rev,
Toll 2nd Tier Ref Ser F	5.750	01-01-38	BBB+	1,500	1,446,390
Toll 2nd Tier Ref Ser F	6.125	01-01-31	BBB+	1,000	1,012,560

Washington 0.70%					867,799

Washington Tobacco Settlement Auth,
Rev Asset Backed Bond	6.500	06-01-26	BBB	870	867,799

Wyoming 0.70%					871,350

Sweetwater, County of,
Rev Ref Solid Waste Disposal FMC
Corp Proj	5.600	12-01-35	BBB	1,000	871,350

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	17

F I N A N C I A L  S T A T E M E N T S

	Par value
Issuer, description, maturity date	(000)	Value

Cash equivalents 0.14%		$170,000

(Cost $170,000)

Joint Repurchase Agreement 0.14%		170,000

Joint Repurchase Agreement with Barclays PLC dated 8-29-08
at 2.02% to be repurchased at $170,038 on 9-2-08, collateralized by $148,659 U.S. Treasury Inflation Indexed Noted 2.50%
due 7-15-16 (valued at $173,400 including interest).	$170	170,000

Total investments (Cost $126,147,894)† 102.43%		$127,668,853

Other assets and liabilities, net (2.43%)		($3,026,023)

Total net assets 100.00%		$124,642,830

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

MTN Medium-Term Note

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments

CIFG Holding Limited	1.36
Financial Guaranty Insurance Company	2.76
Financial Security Assurance, Inc.	11.11
Municipal Bond Insurance Association	2.14
Syncora Guarantee Inc. (XLCA)	0.95

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(I) Security is part of an inverse floater trust.

(M) Inverse floater bond purchased on secondary market.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933.Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.Rule 144A securities amounted to $1,952,530 or 1.57% of the net assets of the Fund as of August 31, 2008.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

† At August 31, 2008, the aggregate cost of investment securities for federal income tax purposes was $125,823,650. Net unrealized appreciation aggregated $1,845,203, of which $4,962,478 related to appreciated investment securities and $3,117,275 related to depreciated investment securities.

See notes to financial statements

18	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 8-31-08

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments at value (Cost $126,147,894)	$127,668,853
Receivable for shares sold	1,403,384
Inverse floater bond swap at value	284,030
Interest receivable	1,808,917
Receivable from affiliates	10,164
Other assets	16,162

Total assets	131,191,510

Liabilities

Due to custodian	209,975
Payable for investments purchased	981,248
Payable for shares repurchased	150,768
Interest expense and fees payable on inverse floaters	19,390
Payable for floating rate notes issued (Note 2)	5,000,000
Dividends payable	237
Payable to affiliates
Management fees	60,174
Distribution and service fees	42,467
Other	25,476
Other payables and accrued expenses	58,945

Total liabilities	6,548,680

Net assets

Capital paid-in	134,702,636
Accumulated net realized loss on investments	(11,598,942)
Net unrealized appreciation of investments	1,543,210
Distributions in excess of net investment income	(4,074)

Net assets	$124,642,830

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($93,739,255 ÷ 11,735,108 shares)	$7.99
Class B ($8,376,004 ÷ 1,048,616 shares)[1]	$7.99
Class C ($22,527,571 ÷ 2,820,288 shares)[1]	$7.99

Maximum offering price per share

Class A ($7.99 ÷ 95.5%)[2]	$8.37

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	19

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 8-31-08

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$6,186,013

Total investment income	6,186,013

Expenses

Investment management fees (Note 4)	602,797
Distribution and service fees (Note 4)	428,030
Transfer agent fees (Note 4)	61,596
Accounting and legal services fees (Note 4)	11,478
Interest expense and fees on inverse floaters	158,712
Custodian fees	43,987
Blue sky fees	38,966
Professional fees	37,513
Printing fees	26,188
Trustees’ fees	4,301
Miscellaneous	8,052

Total expenses	1,421,620
Less expense reductions (Note 4)	(1,241)

Net expenses	1,420,379

Net investment income	4,765,634

Realized and unrealized gain (loss)

Net realized loss on investments	(2,343,261)
Change in net unrealized appreciation (depreciation) of investments	(1,963,817)

Net realized and unrealized loss	(4,307,078)

Increase in net assets from operations	$458,556

See notes to financial statements

20	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	8-31-07	8-31-08

Increase (decrease) in net assets

From operations
Net investment income	$4,495,676	$4,765,634
Net realized loss	(500,700)	(2,343,261)
Change in net unrealized appreciation (depreciation)	(3,372,287)	(1,963,817)

Increase in net assets resulting from operations	622,689	458,556

Distributions to shareholders
From net investment income
Class A	(3,535,927)	(3,699,573)
Class B	(525,790)	(387,707)
Class C	(387,413)	(626,760)
	(4,449,130)	(4,714,040)
From Fund share transactions (Note 5)	(3,476,825)	38,375,589

Total increase (decrease)	(7,303,266)	34,120,105

Net assets

Beginning of year	97,825,991	90,522,725

End of year[1]	$90,522,725	$124,642,830

1 Includes distributions in excess of net investment income of $13,237 and $4,074, respectively.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[2]	0.47	0.43	0.42	0.41	0.41
Net realized and unrealized
gain (loss) on investments	0.12	0.35	0.05	(0.35)	(0.34)
Total from investment operations	0.59	0.78	0.47	0.06	0.07
Less distributions
From net investment income	(0.46)	(0.43)	(0.41)	(0.41)	(0.41)
Net asset value, end of year	$8.27	$8.62	$8.68	$8.33	$7.99
Total return (%)[3]	7.41[4]	9.64	5.61[4]	0.60[4]	0.81[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$69	$72	$72	$71	$94
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.14	1.09	1.13	1.09
Interest and fees[5]	—	—	—	0.20	0.16
Expenses net of all fee waivers	1.09	1.14	1.09	1.33	1.25
Expenses net of all fee waivers and credits	1.09	1.14	1.09	1.33	1.25
Net investment income	5.67	5.09	4.71	4.77	4.85
Portfolio turnover (%)	57	65	52	63	75

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

22	High Yield Municipal Bond Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[2]	0.41	0.37	0.36	0.35	0.35
Net realized and unrealized
gain (loss) on investments	0.12	0.35	0.04	(0.36)	(0.34)
Total from investment operations	0.53	0.72	0.40	(0.01)	0.01
Less distributions
From net investment income	(0.40)	(0.37)	(0.34)	(0.34)	(0.35)
Net asset value, end of year	$8.27	$8.62	$8.68	$8.33	$7.99
Total return (%)[3]	6.62[4]	8.84	4.83[4]	(0.15)[4]	0.06[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$31	$24	$16	$11	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.87	1.84	1.88	1.84
Interest and fees[5]	—	—	—	0.20	0.16
Expenses net of all fee waivers	1.83	1.87	1.84	2.08	2.00
Expenses net of all fee waivers and credits	1.83	1.87	1.84	2.08	2.00
Net investment income	4.93	4.35	4.11	4.05	4.09
Portfolio turnover (%)	57	65	52	63	75

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

Annual report | High Yield Municipal Bond Fund	23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-04[1]	8-31-05[1]	8-31-06	8-31-07	8-31-08

Per share operating performance

Net asset value, beginning of year	$8.14	$8.27	$8.62	$8.68	$8.33
Net investment income[2]	0.40	0.36	0.35	0.34	0.34
Net realized and unrealized
gain (loss) on investments	0.13	0.36	0.05	(0.35)	(0.33)
Total from investment operations	0.53	0.72	0.40	(0.01)	0.01
Less distributions
From net investment income	(0.40)	(0.37)	(0.34)	(0.34)	(0.35)
Net asset value, end of year	$8.27	$8.62	$8.68	$8.33	$7.99
Total return (%)[3]	6.61[4]	8.82	4.83[4]	(0.15)[4]	0.06[4]

Ratios and supplemental data

Net assets, end of year (in millions)	$8	$8	$9	$9	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	1.89	1.84	1.88	1.84
Interest and fees[5]	—	—	—	0.20	0.16
Expenses net of all fee waivers	1.83	1.89	1.84	2.08	2.00
Expenses net of all fee waivers and credits	1.83	1.89	1.84	2.08	2.00
Net investment income	4.88	4.33	4.09	4.02	4.11
Portfolio turnover (%)	57	65	52	63	75

1 Audited by previous Independent Registered Public Accounting Firm.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the periods shown.

5 Interest expenses and fees are related to the Fund’s investment in inverse floater rate investments. Under accounting rules, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements

24	High Yield Municipal Bond Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a non-diversified series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (SEC) and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

The net asset value of Class A, Class B and Class C shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Annual report | High Yield Municipal Bond Fund	25

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. When a Fund enters into a repurchase agreement, it receives delivery of collateral, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is generally 102% of the repurchase amount.

Investment transactions

Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Discounts/premiums are accreted/amortized for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class A, Class B and Class C shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a line of credit agreement with The Bank of New York Mellon (BNYM), the Swing Line Lender and Administrative Agent. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with BNYM, which permits borrowings of up to $150 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended August 31, 2008.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for an overdraft together with interest due thereon. The Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law to the extent of any overdraft.

Inverse floaters

Inverse floating rate notes are debt instruments with a floating rate of interest that bears

26	High Yield Municipal Bond Fund | Annual report

an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the trust) which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate. Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forebearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes.

The Fund has the price risk of the underlying municipal obligations at the applicable leverage factor. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to a trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the original transferred bond and a corresponding liability equal to the floating rate note issued. In addition, when the original transferred bond value and the floating rate note value are disproportionate, the Fund processes a bond swap transaction for the difference in value. The Fund does not consider the Fund’s investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the year ended August 31, 2008 was approximately $5,000,000 with a weighted average interest rate of 3.12%.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $10,064,061 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2010 — $1,227,272, August 31, 2011 — $2,540,698, August 31, 2012 —$2,816,241, August 31, 2013 — $1,681,342, August 31, 2014 — $119,574, August 31, 2015 — $1,176,656 and August 31, 2016 —$502,278. Net capital losses of $1,816,118 that are attributable to security transactions incurred after October 31, 2007, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement 109 (FIN 48), at the beginning of the Fund’s fiscal year. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not have a material impact on the Fund’s financial statements. Each of the Fund’s federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

New accounting pronouncements

In September 2006, FASB Standard No. 157, Fair Value Measurements (FAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. As of July 31, 2008, management does not believe the adoption of FAS 157 will have a material impact on the amounts reported in the financial statements.

Annual report | High Yield Municipal Bond Fund	27

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim reporting periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. Management is currently evaluating the adoption of FAS 161 on the Fund’s financial statement disclosures.

Distribution of income and gains

The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund’s net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $16,035 and tax exempt income $4,433,095. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $85,708 and tax exempt income $4,648,369. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book/tax differences are primarily attributable to expirations of capital loss carryforwards, amortization and accretion on debt securities.

Note 3
Risks and uncertainties

Investing in high yield securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Insurance concentration risk

The Fund may hold insured municipal obligations which are insured as to their scheduled payment of principal and interest under an insurance policy obtained by the issuer or underwriter of the obligation at the time of its original issuance. Since there are a limited number of municipal obligation insurers, a Fund may have a concentration of investments covered by one insurer. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, the credit

28	High Yield Municipal Bond Fund | Annual report

quality of companies which provide the insurance may affect the value of those securities and insurance does not guarantee the market value of the insured obligation.

Municipal bond risk

The Fund generally invests in general obligation or revenue municipal bonds. The bonds are backed by the municipal issuer and have the risk that the issuer’s credit quality will decline. General obligation bonds are backed by the municipal issuer’s ability to levy taxes. In extreme cases, a municipal issuer could declare bankruptcy or otherwise become unable to honor its commitments to bondhold-ers which may be caused by many reasons, including fiscal mismanagement and erosion of the tax base. Revenue bonds are backed only by income associated with a specific facility. Any circumstance that reduces or threatens the economic viability of that particular facility can affect the bond’s credit quality.

Note 4
Management fee and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.625% of the first $75,000,000 of the Fund’s average daily net asset value, (b) 0.5625% of the next $75,000,000 and (c) 0.50% of the Fund’s average daily net asset value in excess of $150,000,000. The effective rate for the year ended August 31, 2008 is 0.61% of the Fund’s average daily net asset value. The Fund has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, a subsidiary of John Hancock Financial Services, Inc. The Fund is not responsible for payment of subadvisory fees.

The Fund has a Distribution Agreement with John Hancock Funds, LLC (JH Funds), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Fund has an agreement with its custodian bank, under which custody fees are reduced by balance credits applied during the period. Accordingly, the expense reductions related to custody fee offsets amounted to $308.

Class A shares are assessed up-front sales charges. During the year ended August 31, 2008, JH Funds received net up-front sales charges of $291,556 with regard to sales of Class A shares. Of this amount, $35,239 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $251,799 was paid as sales commissions to unrelated broker-dealers and $4,518 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (JHLICO), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year

Annual report | High Yield Municipal Bond Fund	29

ended August 31, 2008, CDSCs received by JH Funds amounted to $12,486 for Class B shares and $3,163 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.01% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For the period from September 1, 2007 to May 31, 2008, the Fund paid a monthly fee which is based on an annual rate of $16 for each Class A shareholder account, $18.50 for each Class B shareholder account and $17.50 for each Class C shareholder account. Effective June 1, 2008, the Fund pays a monthly fee which is based on an annual rate of $17.50 for each Class A, Class B and Class C shareholder account.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended August 31, 2008, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $933 for transfer agent credits earned.

Class level expenses for the year ended August 31, 2008 were as follows:

Distribution and
Share class	service fees

Class A	$186,759
Class B	92,376
Class C	148,895
Total	$428,030

The Fund has an agreement with the Adviser and affiliates to perform necessary tax, accounting, compliance, legal and other administrative services for the Fund. The compensation for the year amounted to $11,478 with an effective rate of 0.01% of the Fund’s average daily net asset value.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

30	High Yield Municipal Bond Fund | Annual report

Note 5
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the years ended August 31, 2007, and August 31, 2008, along with the corresponding dollar value.

		Year ended 8-31-07	Year ended 8-31-08
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,580,206	$13,718,967	4,915,022	$39,839,099
Distributions reinvested	199,960	1,732,127	250,989	2,041,557
Repurchased	(1,666,172)	(14,391,723)	(1,894,507)	(15,471,342)

Net increase	113,994	$1,059,371	3,271,504	$26,409,314

Class B shares

Sold	124,185	$1,074,189	211,312	$1,716,618
Distributions reinvested	26,263	227,789	21,935	179,122
Repurchased	(732,391)	(6,367,545)	(458,316)	(3,769,732)

Net decrease	(581,943)	($5,065,567)	(225,069)	($1,873,992)

Class C shares

Sold	232,043	$2,019,466	2,153,756	$17,641,134
Distributions reinvested	23,094	199,968	41,481	336,595
Repurchased	(195,597)	(1,690,063)	(502,921)	(4,137,462)
Net increase	59,540	$529,371	1,692,316	$13,840,267

Net increase (decrease)	(408,409)	($3,476,825)	4,738,751	$38,375,589

Note 6
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, including purchase and sales of variable rate demand notes of $42,495,000 and $40,505,000, respectively, during the year ended August 31, 2008, aggregated $109,737,312 and $73,617,254, respectively. Short-term securities are excluded from these amounts.

Annual report | High Yield Municipal Bond Fund	31

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the Fund) at August 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before August 31, 2005 were audited by other auditors whose report expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 23, 2008

32	High Yield Municipal Bond Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended August 31, 2008.

None of the 2008 income dividends qualify for the corporate dividends-received deduction. Shareholders who are not subject to the alternative minimum tax received income dividends that are 98.66% tax-exempt. The percentage of income dividends from the Fund subject to the alternative minimum tax is 9.77%. None of the income dividends were derived from U.S. Treasury Bills.

For specific information on exception provisions in your state, consult your local state tax officer or your tax adviser. Shareholders will be mailed a 2008 U.S. Treasury Department Form 1099-DIV in January 2009. This will reflect the total of all distributions that are taxable for calendar year 2008.

Annual report | High Yield Municipal Bond Fund	33

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
High Yield Municipal Bond Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Tax-Exempt Series Fund (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), annually to meet in person to review and consider the continuation of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on May 5–6 and June 9–10, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the continuation of the Advisory Agreements. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included: (i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data covered a range of periods ended December 31, 2007, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group, (iii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale, (vi) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The Board principally considered data on performance and other information provided by Morningstar as of December 31, 2007. The Board also considered updated performance information provided to it by the Adviser or Subadviser at its May and June 2008 meetings. Performance and other information may be quite different as of the date of this shareholders report. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and

34	High Yield Municipal Bond Fund | Annual report

investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser and Subadviser supported renewal of the Advisory Agreements.

Fund performance

The Board considered the performance results for the Fund over various time periods ended December 31, 2007. The Board also considered these results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed with representatives of Morningstar the methodology used by Morningstar to select the funds in the Category and the Peer Group.

The Board noted that the Fund’s performance for the 1- and 10-year periods was lower than the performance of its benchmark index, the Lehman Brothers Municipal Bond Index, as was the Category and Peer Group medians. The Board also noted that the Fund’s performance was higher than the benchmark index for the 3- and 5-year periods. The Board favorably viewed that the Fund’s performance has higher than the Category and Peer Group medians for the 1-, 3- and 5-year periods.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group and Category. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rates of the Peer Group and Category.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio (Expense Ratio). The Board noted that, unlike the Fund, several funds in the Peer Group employed fee waivers or reimbursements. The Board received and considered information comparing the Expense Ratio of the Fund to that of the Peer Group and Category medians before the application of fee waivers and reimbursements (Gross Expense Ratio) and after the application of such waivers and reimbursement (Net Expense Ratio). The Board noted that the Fund’s Gross Expense Ratio and Net Expense Ratio were higher than the Category and Peer Group medians.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreements.

The Board also received information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was fair and equitable, based on its consideration of the factors described here.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreements, as well as on other relationships between the Fund and the Adviser and its affiliates, including the

Annual report | High Yield Municipal Bond Fund	35

Subadviser. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser and Subadviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

36	High Yield Municipal Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James F. Carlin, Born: 1940	1994	50

Chairman (since December 2007); Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer, Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee,
Massachusetts Health and Education Tax Exempt Trust (1993–2003).

William H. Cunningham, Born: 1944	1987	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007),
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since
2006), Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century
Equity Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until
2001), Agile Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen
(manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer)
(until 2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory
Director, Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Charles L. Ladner,[2] Born: 1938	1994	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003); Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice
President and Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution)
(until 1997); Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Annual report | High Yield Municipal Bond Fund	37

Independent Trustees (continued)

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore,[2] Born: 1939	2005	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Patti McGill Peterson,[2] Born: 1943	2005	50

Principal, PMP Globalinc (consulting) (since 2007); Senior Associate, Institute for Higher Education Policy
(since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President,
Institute of International Education (until 2007); Senior Fellow, Cornell University Institute of Public
Affairs, Cornell University (1997–1998); Former President Wells College, St. Lawrence University and
the Association of Colleges and Universities of the State of New York. Director of the following: Niagara
Mohawk Power Corporation (until 2003); Security Mutual Life (insurance) (until 1997); ONBANK (until
1993). Trustee of the following: Board of Visitors, The University of Wisconsin, Madison (since 2007);
Ford Foundation, International Fellowships Program (until 2007); UNCF, International Development
Partnerships (until 2005); Roth Endowment (since 2002); Council for International Educational Exchange
(since 2003).

Steven R. Pruchansky, Born: 1944	1994	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director, First
Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Non-Independent Trustees3

Name, Year of Birth		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	267

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

38	High Yield Municipal Bond Fund | Annual report

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Keith F. Hartstein, Born: 1956	2005

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Director, Chairman and President, NM Capital Management, Inc. (since 2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003);
Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive Vice President,
John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

Annual report | High Yield Municipal Bond Fund	39

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Gordon M. Shone, Born: 1956	2006

Treasurer
Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Treasurer, John
Hancock Funds (since 2006), John Hancock Funds II, John Hancock Funds III and John Hancock Trust
(since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003–2005); Vice President,
John Hancock Investment Management Services, LLC, John Hancock Advisers, LLC (since 2006) and The
Manufacturers Life Insurance Company (U.S.A.) (1998–2000).

John G. Vrysen, Born: 1955	2005

Chief Operating Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Senior Vice President, John Hancock
Life Insurance Company (since 2004); Director, Executive Vice President and Chief Operating Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2007); Director, Executive Vice
President and Chief Operating Officer, John Hancock Investment Management Services, LLC (since
2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III
and John Hancock Trust (since 2007); Director, Executive Vice President and Chief Financial Officer,
the Adviser, The Berkeley Group and John Hancock Funds, LLC (2005–2007); Director, Executive Vice
President and Chief Financial Officer, John Hancock Investment Management Services, LLC (2005–2007);
Executive Vice President and Chief Financial Officer, MFC Global (U.S.) (2005–2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock
Funds II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President and General
Manager, John Hancock Fixed Annuities, U.S. Wealth Management (2004–2005); Vice President,
Operations, Manulife Wood Logan (2000–2004).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit and Compliance Committee.

3 Non-Independent Trustee holds positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin was appointed by the Board as a Trustee on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008.

40	High Yield Municipal Bond Fund | Annual report

More information

Trustees	Investment adviser
James F. Carlin, Chairman	John Hancock Advisers, LLC
James R. Boyle†
William H. Cunningham	Subadviser
Deborah C. Jackson	MFC Global Investment
Charles L. Ladner*	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore*	Principal distributor
Patti McGill Peterson*	John Hancock Funds, LLC
Steven R. Pruchansky	Custodian
*Members of the Audit Committee	The Bank of New York Mellon
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:

Regular mail	Express mail
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | High Yield Municipal Bond Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.	5900A 8/08
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	10/08

ITEM 2. CODE OF ETHICS.

As of the end of the period, August 31, 2008, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $53,050 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $25,450 and John Hancock Tax-Free Bond Fund - $27,600) and $53,050 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $25,450 and John Hancock Tax-Free Bond Fund - $27,600). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended August 31, 2008 and fiscal year ended August 31, 2007 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $6,700 for the fiscal year ended August 31, 2008 (broken out as follows: John Hancock High Yield Municipal Bond Fund -$3,200 and John Hancock Tax-Free Bond Fund - $3,500) and $6,700 for the fiscal year ended August 31, 2007 (broken out as follows: John Hancock High Yield Municipal Bond Fund - $3,200 and John Hancock Tax-Free Bond Fund - $3,500). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended August 31, 2008 and fiscal year ended August 31, 2007 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant, for the fiscal year ended August 31, 2008, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $869,145 for the fiscal year ended August 31, 2008, and $1,684,235 for the fiscal year ended August 31, 2007.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Charles L. Ladner
Patti McGill Peterson
Stanley Martin

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 30, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 30, 2008